Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 10.5%
53,364		Activision Blizzard, Inc.	$4,129,840	0.5
2,890	(1)	Alphabet, Inc. - Class A	7,726,473	0.9
2,696	(1)	Alphabet, Inc. - Class C	7,185,676	0.8
493,730		AT&T, Inc.	13,335,647	1.5
469	(1)	Charter Communications, Inc.	341,226	0.0
315,234		Comcast Corp. – Class A	17,631,038	2.0
19,587		Electronic Arts, Inc.	2,786,251	0.3
40,715	(1)	T-Mobile US, Inc.	5,201,748	0.6
286,428		Verizon Communications, Inc.	15,469,976	1.7
119,100	(1)	Walt Disney Co.	20,148,147	2.2
			93,956,022	10.5

		Consumer Discretionary: 2.8%
9,336		Dollar General Corp.	1,980,539	0.2
270,395	(1)	Ford Motor Co.	3,828,793	0.4
95,010	(1)	General Motors Co.	5,007,977	0.6
42,432		McDonald's Corp.	10,230,780	1.1
18,968		Target Corp.	4,339,309	0.5
			25,387,398	2.8

		Consumer Staples: 8.7%
56,821		Altria Group, Inc.	2,586,492	0.3
78,899		Coca-Cola Co.	4,139,831	0.5
27,118		Colgate-Palmolive Co.	2,049,578	0.2
11,043		Constellation Brands, Inc.	2,326,650	0.3
1,986		Costco Wholesale Corp.	892,409	0.1
42,161		General Mills, Inc.	2,522,071	0.3
48,261		Keurig Dr Pepper, Inc.	1,648,596	0.2
11,575		Kimberly-Clark Corp.	1,532,993	0.2
45,853		Kraft Heinz Co.	1,688,307	0.2
96,375		Mondelez International, Inc.	5,607,098	0.6
1,847	(1)	Monster Beverage Corp.	164,069	0.0
16,235		PepsiCo, Inc.	2,441,906	0.3
107,629		Philip Morris International, Inc.	10,202,153	1.1
168,291		Procter & Gamble Co.	23,527,082	2.6
49,559		Walgreens Boots Alliance, Inc.	2,331,751	0.3
99,153		Walmart, Inc.	13,819,945	1.5
			77,480,931	8.7

		Energy: 5.0%
133,720		Chevron Corp.	13,565,894	1.5
93,302		ConocoPhillips	6,323,077	0.7
35,501		EOG Resources, Inc.	2,849,665	0.3
292,717		Exxon Mobil Corp.	17,217,614	1.9
134,431		Kinder Morgan, Inc.	2,249,031	0.3
96,657		Schlumberger NV	2,864,913	0.3
			45,070,194	5.0

		Financials: 23.8%
20,373		Allstate Corp.	2,593,687	0.3
16,215		American Express Co.	2,716,499	0.3
59,312		American International Group, Inc.	3,255,636	0.4
6,354		Aon PLC	1,815,783	0.2
511,849		Bank of America Corp.	21,727,990	2.4
54,624		Bank of New York Mellon Corp.	2,831,708	0.3
128,326	(1)	Berkshire Hathaway, Inc. – Class B	35,025,298	3.9
9,880		Blackrock, Inc.	8,285,961	0.9
30,605		Capital One Financial Corp.	4,957,092	0.6
103,954		Charles Schwab Corp.	7,572,009	0.9
30,182		Chubb Ltd.	5,235,973	0.6
140,070		Citigroup, Inc.	9,830,113	1.1
24,774		CME Group, Inc.	4,790,796	0.5
21,554		Goldman Sachs Group, Inc.	8,148,059	0.9
38,425		Intercontinental Exchange, Inc.	4,411,958	0.5
205,214		JPMorgan Chase & Co.	33,591,480	3.8
30,966		Marsh & McLennan Cos., Inc.	4,689,181	0.5
50,111		Metlife, Inc.	3,093,352	0.4
583		Moody's Corp.	207,029	0.0
94,101		Morgan Stanley	9,156,968	1.0
29,322		PNC Financial Services Group, Inc.	5,736,556	0.7
40,366		Progressive Corp.	3,648,683	0.4
4,858		S&P Global, Inc.	2,064,116	0.2
17,356		Travelers Cos, Inc.	2,638,285	0.3
92,821		Truist Financial Corp.	5,443,952	0.6
92,764		US Bancorp	5,513,892	0.6
285,924		Wells Fargo & Co.	13,269,733	1.5
			212,251,789	23.8

		Health Care: 22.0%
60,028		Abbott Laboratories	7,091,108	0.8
6,949		Amgen, Inc.	1,477,705	0.2
16,928		Anthem, Inc.	6,310,758	0.7
34,731		Baxter International, Inc.	2,793,414	0.3
19,723		Becton Dickinson & Co.	4,848,308	0.5
10,250	(1)	Biogen, Inc.	2,900,647	0.3
98,029	(1)	Boston Scientific Corp.	4,253,478	0.5
154,402		Bristol-Myers Squibb Co.	9,135,966	1.0
39,963	(1)	Centene Corp.	2,490,095	0.3
23,080		Cigna Corp.	4,619,693	0.5
90,974		CVS Health Corp.	7,720,054	0.9
41,546		Danaher Corp.	12,648,264	1.4
12,304		Eli Lilly & Co.	2,842,839	0.3
86,768		Gilead Sciences, Inc.	6,060,745	0.7
8,910		Humana, Inc.	3,467,326	0.4
182,119		Johnson & Johnson	29,412,219	3.3
92,800		Medtronic PLC	11,632,480	1.3
175,109		Merck & Co., Inc.	13,152,437	1.5
385,868		Pfizer, Inc.	16,596,183	1.9
6,185	(1)	Regeneron Pharmaceuticals, Inc.	3,743,038	0.4
13,807		Stryker Corp.	3,641,182	0.4
24,712		Thermo Fisher Scientific, Inc.	14,118,707	1.6
60,539		UnitedHealth Group, Inc.	23,655,009	2.6
10,742	(1)	Vertex Pharmaceuticals, Inc.	1,948,491	0.2
1,706		Zoetis, Inc.	331,203	0.0
			196,891,349	22.0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 9.4%
34,141		3M Co.	$5,989,014	0.7
37,013	(1)	Boeing Co.	8,140,639	0.9
5,227		Caterpillar, Inc.	1,003,427	0.1
156,497		CSX Corp.	4,654,221	0.5
27,510		Eaton Corp. PLC	4,107,518	0.5
41,223		Emerson Electric Co.	3,883,207	0.4
9,572		FedEx Corp.	2,099,044	0.2
17,188		General Dynamics Corp.	3,369,364	0.4
75,478		General Electric Co.	7,776,498	0.9
37,655		Honeywell International, Inc.	7,993,403	0.9
2,239		Illinois Tool Works, Inc.	462,645	0.0
49,451		Johnson Controls International plc	3,366,624	0.4
13,839		L3Harris Technologies, Inc.	3,047,901	0.3
2,157		Lockheed Martin Corp.	744,381	0.1
17,030		Norfolk Southern Corp.	4,074,428	0.4
9,523		Northrop Grumman Corp.	3,429,708	0.4
104,732		Raytheon Technologies Corp.	9,002,763	1.0
7,244		Roper Technologies, Inc.	3,231,766	0.4
16,058	(1)	Uber Technologies, Inc.	719,398	0.1
16,587		Union Pacific Corp.	3,251,218	0.4
24,529		Waste Management, Inc.	3,663,651	0.4
			84,010,818	9.4

		Information Technology: 10.4%
8,615		Accenture PLC	2,756,111	0.3
22,315		Analog Devices, Inc.	3,737,316	0.4
2,352		Automatic Data Processing, Inc.	470,212	0.0
292,099		Cisco Systems, Inc.	15,898,949	1.8
36,388		Cognizant Technology Solutions Corp.	2,700,353	0.3
9,603	(1)	Dell Technologies, Inc.	999,096	0.1
42,817		Fidelity National Information Services, Inc.	5,209,972	0.6
38,524	(1)	Fiserv, Inc.	4,179,854	0.5
20,262		Global Payments, Inc.	3,192,886	0.3
279,383		Intel Corp.	14,885,526	1.7
61,767		International Business Machines Corp.	8,581,289	1.0
66,750		Micron Technology, Inc.	4,737,915	0.5
12,688		NXP Semiconductor NV - NXPI - US	2,485,199	0.3
7,922		Oracle Corp.	690,244	0.1
51,610	(1)	Salesforce.com, Inc.	13,997,664	1.6
797	(1)	Snowflake, Inc. - Class A	241,037	0.0
24,260		Texas Instruments, Inc.	4,663,015	0.5
8,269	(1)	Twilio, Inc.	2,638,224	0.3
3,491	(1),(2)	VMware, Inc.	519,112	0.1
			92,583,974	10.4

		Materials: 1.7%
15,277		Air Products & Chemicals, Inc.	3,912,592	0.4
47,929		Dow, Inc.	2,758,793	0.3
36,178		DuPont de Nemours, Inc.	2,459,742	0.3
2,125		Ecolab, Inc.	443,318	0.1
71,466		Freeport-McMoRan, Inc.	2,324,789	0.3
55,388		Newmont Corp.	3,007,568	0.3
511		Southern Copper Corp.	28,688	0.0
			14,935,490	1.7

		Real Estate: 1.3%
19,382		Digital Realty Trust, Inc.	2,799,730	0.3
1,791		Equinix, Inc.	1,415,123	0.2
50,942		ProLogis, Inc.	6,389,655	0.7
2,457		Public Storage, Inc.	729,974	0.1
			11,334,482	1.3

		Utilities: 3.7%
34,576		American Electric Power Co., Inc.	2,806,880	0.3
55,666		Dominion Energy, Inc.	4,064,731	0.4
53,177		Duke Energy Corp.	5,189,544	0.6
67,441		Exelon Corp.	3,260,098	0.4
135,541		NextEra Energy, Inc.	10,642,679	1.2
22,090		Sempra Energy	2,794,385	0.3
73,102		Southern Co.	4,530,131	0.5
			33,288,448	3.7

	Total Common Stock
	(Cost $660,115,012)		887,190,895	99.3

EXCHANGE-TRADED FUNDS: 0.5%

64,406		iShares Russell Top 200 Value ETF	4,228,254	0.5

	Total Exchange-Traded Funds
	(Cost $4,264,115)		4,228,254	0.5

	Total Long-Term Investments
	(Cost $664,379,127)		891,419,149	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.0%
533,653	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $533,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $544,326, due 10/31/21-05/01/58)
		(Cost $533,653)	533,653	0.0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,458,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,458,000)	$1,458,000	0.2

	Total Short-Term Investments
	(Cost $1,991,653)	1,991,653	0.2

	Total Investments in Securities (Cost $666,370,780)	$893,410,802	100.0
	Assets in Excess of Other Liabilities	291,047	0.0
	Net Assets	$893,701,849	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$887,190,895	$–	$–	$887,190,895
Exchange-Traded Funds	4,228,254	–	–	4,228,254
Short-Term Investments	1,458,000	533,653	–	1,991,653
Total Investments, at fair value	$892,877,149	$533,653	$–	$893,410,802
Liabilities Table
Other Financial Instruments+
Futures	$(114,468)	$–	$–	$(114,468)
Total Liabilities	$(114,468)	$–	$–	$(114,468)

+

Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.  OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	12	12/17/21	$2,578,650	$(114,468)
			$2,578,650	$(114,468)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $670,614,607.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$238,357,176
Gross Unrealized Depreciation	(15,675,449)
Net Unrealized Appreciation	$222,681,727